Stock-Based Compensation Nonvested Shares and Other (Details) (Common Shares, USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
2005 and 2013 Long-Term Incentive Plans | Restricted Stock Units
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested [Roll Forward]
Nonvested stock units, begin of period - Number of shares	1,139,000
Granted number of shares	601,000
Vested number of shares	(238,000)
Forfeited number of shares	(332,000)
Nonvested stock units, end of period - Number of shares	1,170,000	1,139,000
Stock based compensation, Nonvested shares weighted average grant date fair value
Nonvested stock units - begin of period weighted average grant date fair value	$ 38.40
Granted weighted average grant date fair value	$ 32.06	$ 34.09	$ 42.33
Vested weighted average grant date fair value	$ 42.26
Forfeited weighted average grant date fair value	$ 35.63
Nonvested stock units - end of period weighted average grant date fair value	$ 36.46	$ 38.40
Fair value of vested stock units	$ 8.8	$ 8.9	$ 9.5
2005 and 2013 Long-Term Incentive Plans | Deferred Compensation Stock Units
Stock based compensation, Nonvested shares weighted average grant date fair value
Granted weighted average grant date fair value	$ 31.50	$ 36.34	$ 41.79
Fair value of vested stock units	0.1	0.1	0.1
Shares issued and granted under stock compensation plans
Vested number of shares, unissued	12,000
Vested number of shares, unissued, fair value	$ 0.5
Non-Employee Directors' Plan
Shares issued and granted under stock compensation plans
Shares issued	13,000	7,600	6,600